Income Tax - Schedule of Reconciliation of Company’s Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Company’s Provision for Income Taxes [Abstract]
Income before taxes at federal statutory tax rate	$ (1,120)	$ (195)
Income before taxes at federal statutory tax rate, percentage	21.00%	21.00%
State and local income taxes, net of federal benefit	$ 1	$ 1
State and local income taxes, net of federal benefit, percentage	(1.00%)
Tax impact of foreign operations	$ (17)	$ (16)
Tax impact of foreign operations, percentage		2.00%
Change in valuation allowance	$ 1,143	$ 184
Change in valuation allowance, percentage	(21.00%)	20.00%
Non-taxable or deductible share-based payment awards	$ 44	$ 23
Non-taxable or deductible share-based payment awards, percentage	1.00%	(3.00%)
Non-taxable or deductible other	$ 7	$ 3
Non-taxable or deductible other, percentage
Other	$ (57)	$ 1
Other, percentage	1.00%	(3.00%)
Income tax expense (benefit)	$ 1	$ 1
Income tax expense (benefit), percentage